Related party transactions- Transactions with other related parties (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2014	Dec. 31, 2011	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($) subsidiary	Mar. 31, 2016 CNY (¥) subsidiary	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012
Related party transactions
Aggregate consideration of the ordinary shares repurchased				¥ 13,182		¥ 19,795	¥ 256
Ant Financial Services, Alipay and Koubei and their affiliates
Related party transactions
Amount earned by the Company				4,281		3,029	2,121
Expenses incurred				6,439		5,197	4,159
Ant Financial Services and Alipay | Royalty fee and software technology services fee
Related party transactions
Amount earned by the Company				2,086		1,122	1,667
Alipay | Royalty fee and software technology services fee
Related party transactions
Amount earned by the Company				2,086		1,122	1,667
Additional fee, as a percentage of pre-tax income			49.90%					49.90%
Alipay | Payment processing fee
Related party transactions
Expenses incurred				5,487		4,898	3,853
Ant Financial Services | Reimbursement of the costs incurred for software technology services
Related party transactions
Amount earned by the Company				245		274	486
Ant Financial Services | Amended Alipay IPLA
Related party transactions
Additional fee, as a percentage of pre-tax income		37.50%
Ant Financial Services | Reimbursement on options and RSUs
Related party transactions
Amount earned by the Company				54		113	206
Ant Financial Services | Certain assets and liabilities managed by related party
Related party transactions
Net assets and liabilities						1,517
Ant Financial Services and its affiliates | SME Annual Fee
Related party transactions
Amount earned by the Company				847		708	90
Annual fee as a percentage of the average daily book balance (as a percent)		2.50%
Ant Financial Services, its subsidiaries and affiliates and Koubei | Commission on transactions
Related party transactions
Amount earned by the Company				409		246
Ant Financial Services, its subsidiaries and affiliates and Koubei | Cloud computing revenue
Related party transactions
Amount earned by the Company				264		104
Ant Financial Services, its subsidiaries and affiliates and Koubei | Other services
Related party transactions
Amount earned by the Company				621		736	158
Expenses incurred				952		¥ 299	306
Cainiao Network | Disposal of subsidiaries
Related party transactions
Number of subsidiaries sold (in subsidiaries) | subsidiary					1	1
Cash consideration received					$ 33	¥ 204
Gain on disposals						3
Cainiao Network | Commercial arrangements to receive certain logistics services
Related party transactions
Expenses incurred				4,444		2,370	785
Cainiao Network | Cost sharing and other services arrangements for administrative services and cloud computing services
Related party transactions
Amount earned by the Company				152		86	20
Weibo | Other commercial arrangements to provide cloud computing services | Revenue
Related party transactions
Amount earned by the Company				105		38	2
Weibo | Strategic collaboration agreement, marketing cooperation agreement and and other commercial arrangements | Cost of revenue and sales and marketing expenses
Related party transactions
Expenses incurred				¥ 340		¥ 715	¥ 654
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties				1.00%	1.00%	1.00%	1.00%
Percentage of total expenses that are from related parties				1.00%	1.00%	1.00%	1.00%
SoftBank | Share purchase agreement
Related party transactions
Ordinary shares repurchased (in shares) | shares	27,027,027
Share price | $ / shares	$ 74.00
Aggregate consideration of the ordinary shares repurchased | $	$ 2,000